Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 15, 2019
Registrant Name	VALIC Co I
Entity Central Index Key	0000719423
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 15, 2019
Document Effective Date	Oct. 15, 2019
Prospectus Date	Oct. 01, 2019
International Socially Responsible Fund | International Socially Responsible Fund
Prospectus:
Trading Symbol	VCSOX